Summary of Reconciliation of Provision for Income Taxes Computed at Combined Canadian Federal and Provincial Statutory Rate to Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Income Tax [Abstract]
Net loss before income taxes	$ (2,639)	$ (32,889)	$ (17,361)	$ (15,006)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax recovery based on Canadian federal and provincial income tax rates	$ (713)	$ (8,880)	$ (4,687)	$ (4,052)
Difference in foreign tax rates	12	792	210	6
Deferred tax asset/(liability) not recognized	(52)	1,319	3,282	2,507
Stock-based compensation	291	758	849	751
Non-taxable dividends	(5)	(2)	(106)
Fair value change in warrant liability	(79)	(36)	(1,080)	408
Tax rate difference on fair value in marketable securities	(137)	(2)	12
Permanent difference and others	248	(82)	1,505	$ 380
Total tax expense (income)	$ (435)	$ (6,133)	$ (15)